Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	$ 1,892	$ 1,406
Equity securities		79
Trading securities		74
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	1,900
Equity securities	121
Trading securities	67
Fair value of assets esimated using NAV	151,649	$ 157,886
Fair Value Measured at Net Asset Value Per Share [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets esimated using NAV	$ 1,400		$ 649